i

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 108.9%
	ADVERTISING & MARKETING - 1.7%
183,969	Omnicom Group, Inc.(a)	$ 14,478,360

	APPAREL & TEXTILE PRODUCTS - 3.1%
571,601	Canada Goose Holdings, Inc.(b)	5,104,397
598,929	PRADA SpA	3,303,759
204,289	PVH Corporation(a)	17,703,685
		26,111,841
	AUTOMOTIVE - 0.7%
40,033	Fox Factory Holding Corporation(b)	720,594
71,985	Gentex Corporation	1,681,570
46,028	Phinia, Inc.	3,387,200
		5,789,364
	BANKING - 0.4%
90,171	WesBanco, Inc.	3,731,276

	BIOTECH & PHARMA - 1.8%
110,473	Hikma Pharmaceuticals PLC	2,359,834
537,314	Iovance Biotherapeutics, Inc.(b)	2,186,868
99,986	Lexaria Bioscience Corporation(b)	39,095
638,585	Viatris, Inc.(a)	11,213,552
		15,799,349
	CABLE & SATELLITE - 4.5%
165,536	Charter Communications, Inc., Class A(a),(b)	23,999,409
584,470	Comcast Corporation, Class A(a)	14,003,901
		38,003,310
	CHEMICALS - 2.0%
52,015	AdvanSix, Inc.	1,043,421
67,747	Arkema S.A.	4,602,951
51,842	Eastman Chemical Company	3,626,348
455,914	Mativ Holdings, Inc.	3,980,129
190,329	Mosaic Company (The)	4,210,078
		17,462,927
	COMMERCIAL SUPPORT SERVICES - 5.2%
221,604	ABM Industries, Inc.(a)	10,617,048

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 108.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 5.2% (Continued)
10,181	FTI Consulting, Inc.(b)	$ 1,622,648
61,610	Huron Consulting Group, Inc.(a),(b)	9,350,550
1,813,661	Legalzoom.com, Inc.(a),(b)	14,273,511
355,419	Securitas A.B., Class B	5,711,251
19,201	Sodexo S.A.	1,264,710
203,636	TrueBlue, Inc.(b)	1,441,743
		44,281,461
	CONSTRUCTION MATERIALS - 0.5%
33,496	Owens Corning(a)	4,652,594

	CONSUMER SERVICES - 0.6%
887,426	Coursera, Inc.(a),(b)	4,712,232

	CONTAINERS & PACKAGING - 2.6%
246,875	Clearwater Paper Corporation(a),(b)	5,191,781
297,809	Sonoco Products Company(a)	16,784,515
		21,976,296
	E-COMMERCE DISCRETIONARY - 0.9%
354,490	Chewy, Inc., Class A(b)	8,011,474

	ELECTRIC UTILITIES - 1.0%
470,818	PG&E Corporation	8,182,817

	ELECTRICAL EQUIPMENT - 3.0%
42,252	Itron, Inc.(b)	4,210,834
34,956	Otis Worldwide Corporation	2,515,084
406,673	Sensata Technologies Holding PLC	18,824,894
		25,550,812
	FOOD - 6.1%
28,417	Associated British Foods PLC	799,276
244,824	BellRing Brands, Inc.(b)	3,033,369
159,474	Del Monte Corporation	4,737,973
630,225	Dole PLC	8,911,382
466,425	Flowers Foods, Inc.	3,274,304

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 108.9% (Continued)
	FOOD - 6.1% (Continued)
204,981	Ingredion, Inc.(a)	$ 20,387,409
773,943	Nomad Foods Ltd.	9,209,922
123,434	Vital Farms, Inc.(b)	1,571,315
		51,924,950
	HEALTH CARE FACILITIES & SERVICES - 3.9%
913,665	Accendra Health, Inc.(b)	2,823,225
262,951	Fulgent Genetics, Inc.(b)	4,351,839
156,888	Universal Health Services, Inc., Class B(a)	26,426,215
		33,601,279
	HOME CONSTRUCTION - 0.0%(c)
5,508	Forestar Group, Inc.(b)	155,050

	HOUSEHOLD PRODUCTS - 0.5%
157,695	Helen of Troy Ltd.(b)	4,357,113

	INDUSTRIAL INTERMEDIATE PROD - 0.4%
74,922	Gibraltar Industries, Inc.(b)	3,166,204
128,491	Janus International Group, Inc.(b)	659,159
		3,825,363
	INTERNET MEDIA & SERVICES - 5.1%
230,842	Fiverr International Ltd.(b)	2,061,419
1,338,916	Getty Images Holdings, Inc.(b)	498,077
1,356,624	Lyft, Inc., Class A(a),(b)	21,516,056
372,674	Shutterstock, Inc.	2,012,440
1,569,060	Upwork, Inc.(a),(b)	14,372,589
101,927	Zillow Group, Inc., Class A(b)	3,535,848
		43,996,429
	LEISURE FACILITIES & SERVICES - 1.8%
300,765	Penn Entertainment, Inc.(a),(b)	6,174,705
280,430	Six Flags Entertainment Corporation(b)	4,859,852
27,502	Vail Resorts, Inc.	4,108,249
		15,142,806
	MACHINERY - 0.7%
27,610	Hurco Companies, Inc.(b)	575,392

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 108.9% (Continued)
	MACHINERY - 0.7% (Continued)
66,652	Tennant Company	$ 5,600,768
		6,176,160
	MEDICAL EQUIPMENT & DEVICES - 13.3%
98,709	Becton Dickinson and Company(a)	16,348,185
71,687	Boston Scientific Corporation(b)	3,349,934
298,577	CONMED Corporation(a)	13,824,115
1,624,253	Dentsply Sirona, Inc.(a)	21,716,262
503,192	Enovis Corporation(a),(b)	14,668,047
314,097	GE HealthCare Technologies, Inc.(a)	21,364,878
394,636	Integra LifeSciences Holdings Corporation(b)	6,570,689
48,514	Medtronic PLC	4,142,611
120,595	Zimmer Biomet Holdings, Inc.(a)	11,327,488
		113,312,209
	METALS & MINING - 1.6%
264,098	Eldorado Gold Corporation	7,973,119
2,211,895	Osisko Gold Group, Inc.(b)	5,286,429
		13,259,548
	OIL & GAS PRODUCERS - 3.5%
105,033	Chord Energy Corporation	14,744,532
466,386	SM Energy Company	15,166,873
		29,911,405
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
605,511	DNOW, Inc.(b)	8,549,815

	REAL ESTATE INVESTMENT TRUSTS - 0.2%
8,646	AvalonBay Communities, Inc.	1,604,784

	RETAIL - CONSUMER STAPLES - 0.9%
6,793	Kroger Company (The)	392,228
86,161	Sprouts Farmers Market, Inc.(b)	7,509,793
		7,902,021
	RETAIL - DISCRETIONARY - 1.3%
575,184	Caleres, Inc.	7,385,363
141,426	Lovesac Company (The)(b)	2,275,544

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS — 108.9% (Continued)
	RETAIL - DISCRETIONARY - 1.3% (Continued)
83,317	Sally Beauty Holdings, Inc.(b)	$ 1,247,255
		10,908,162
	SEMICONDUCTORS - 0.2%
32,846	Skyworks Solutions, Inc.	2,045,649

	SOFTWARE - 23.1%
560,959	8x8, Inc.(b)	1,065,822
69,735	BILL Holdings, Inc.(b)	3,147,141
5,614,060	Clarivate PLC(b)	11,115,839
156,301	Five9, Inc.(a),(b)	4,299,841
418,960	Gen Digital, Inc.(a)	11,500,452
45,869	HubSpot, Inc.(a),(b)	10,887,466
79,301	Intuit, Inc.(a)	25,064,667
21,916	Lightspeed Commerce, Inc.(b)	221,571
184,418	Monday.com Ltd.(b)	16,072,029
274,799	Octave Intelligence PLC(b)	5,012,334
236,719	Progress Software Corporation(b)	9,608,424
144,603	Salesforce, Inc.(a)	26,609,844
737,589	Sprout Social, Inc., Class A(b)	6,328,513
273,074	SPS Commerce, Inc.(a),(b)	20,040,901
52,511	SS&C Technologies Holdings, Inc.	4,045,973
312,523	TeamViewer A.G.(b),(e)	2,159,433
494,898	UiPath, Inc., Class A(a),(b)	6,314,899
90,837	Viant Technology, Inc., Class A(b)	1,069,151
75,480	Wix.com Ltd.(b)	4,153,664
180,407	Workday, Inc., Class A(a),(b)	28,926,458
		197,644,422
	SPECIALTY FINANCE - 0.4%
71,947	Walker & Dunlop, Inc.	3,575,046

	STEEL - 1.1%
342,824	Ryerson Holding Corporation(a)	9,527,079

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares				Fair Value
	COMMON STOCKS — 108.9% (Continued)
	TECHNOLOGY HARDWARE - 2.0%
84,606	Crane NXT Company			$ 4,395,281
387,880	Ingram Micro Holding Corporation(a)			10,942,095
101,890	Kornit Digital Ltd.(b)			1,550,766
				16,888,142
	TECHNOLOGY SERVICES - 13.8%
7,628	Adyen N.V.(b),(e)			7,715,992
918,125	Dlocal Ltd./Uruguay			13,845,325
32,767	Endava PLC - ADR(b)			97,973
137,670	EVERTEC, Inc.			4,190,675
547,763	Fidelity National Information Services, Inc.(a)			24,523,350
405,220	Fiserv, Inc.(a),(b)			21,857,567
311,856	Global Payments, Inc.(a)			26,220,853
505,059	KBR, Inc.(a)			18,490,210
12,020	MAXIMUS, Inc.			724,205
				117,666,150

	TOTAL COMMON STOCKS (Cost $860,296,085)			930,717,695

		Expiration Date	Exercise Price
	WARRANT — 0.0%(c)
	BIOTECH & PHARMA - 0.0% (c)
320,380	Lexaria Bioscience Corporation Warrants(d)	05/12/2028	$ 0.95	39,182
	TOTAL WARRANT (Cost $3,204)

	SHORT-TERM INVESTMENTS — 8.8%
	MONEY MARKET FUNDS - 8.8%
75,377,601	First American Government Obligations Fund, Class X, 3.58% (Cost $75,377,601)(f)			75,377,601

	TOTAL INVESTMENTS - 117.7% (Cost $935,676,890)			$ 1,006,134,478
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.7)%			(151,284,745)
	NET ASSETS - 100.0%			$ 854,849,733

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (82.2)%
	AEROSPACE & DEFENSE - (2.5)%
(1,931)	HEICO Corporation	$ (688,131)
(1,072,515)	Joby Aviation, Inc.	(7,668,482)
(164,242)	Loar Holdings, Inc.	(11,242,365)
(20,787)	Rocket Lab Corporation	(1,350,116)
		(20,949,094)
	ASSET MANAGEMENT - (3.8)%
(140,417)	Blackstone, Inc.	(17,938,271)
(335,730)	Blue Owl Capital, Inc.	(3,458,019)
(124,935)	Robinhood Markets, Inc., Class A	(10,814,374)
		(32,210,664)
	AUTOMOTIVE - (3.2)%
(1,427,575)	Aurora Innovation, Inc.	(9,207,859)
(59,367)	Tesla, Inc.	(18,475,604)
		(27,683,463)
	BANKING - (0.1)%
(8,239)	Esquire Financial Holdings, Inc.	(1,064,644)

	BEVERAGES - (0.5)%
(40,013)	Monster Beverage Corporation	(3,856,453)

	BIOTECH & PHARMA - (0.8)%
(268,684)	Elanco Animal Health, Inc.	(7,085,197)

	CABLE & SATELLITE - (1.4)%
(108,664)	Space Exploration Technologies Corporation, Class A	(11,775,918)

	CHEMICALS - (0.2)%
(11,783)	Hawkins, Inc.	(1,508,577)

	COMMERCIAL SUPPORT SERVICES - (1.4)%
(99,162)	Casella Waste Systems, Inc., A	(8,895,823)
(52,413)	Innodata, Inc.	(3,293,109)
		(12,188,932)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026
Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (82.2)% (Continued)
	E-COMMERCE DISCRETIONARY - (0.1)%
(45,838)	Figs, Inc., Class A	$ (490,467)

	ELECTRIC UTILITIES - (0.3)%
(68,868)	Oklo, Inc.	(2,674,144)

	ELECTRICAL EQUIPMENT - (7.8)%
(24,970)	AAON, Inc.	(2,223,828)
(24,295)	Argan, Inc.	(13,858,597)
(6,433)	Bel Fuse, Inc.	(1,435,395)
(303,603)	Forgent Power Solutions, Inc., Class A	(10,100,872)
(11,990)	GE Vernova, Inc.	(11,873,577)
(11,711)	Modine Manufacturing Company	(2,354,614)
(28,381)	nLight, Inc.	(1,952,613)
(61,930)	Powell Industries, Inc.	(12,923,553)
(42,464)	Vertiv Holdings Company, Class A	(10,258,028)
		(66,981,077)
	ENGINEERING & CONSTRUCTION - (5.4)%
(11,289)	Comfort Systems USA, Inc.	(19,526,469)
(16,388)	Construction Partners, Inc., Class A	(1,693,700)
(6,181)	IES Holdings, Inc.	(4,602,003)
(16,522)	Quanta Services, Inc.	(11,026,122)
(15,520)	Sterling Infrastructure, Inc.	(9,261,870)
		(46,110,164)
	FOOD - (0.2)%
(134)	Lotus Bakeries N.V.	(1,721,952)

	HEALTH CARE FACILITIES & SERVICES - (3.0)%
(137,902)	BrightSpring Health Services, Inc.	(8,234,128)
(29,885)	Medpace Holdings, Inc.	(17,246,933)
		(25,481,061)
	INDUSTRIAL INTERMEDIATE PROD - (0.7)%
(7,834)	VAT Group A.G. (e)	(5,834,046)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026
Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (82.2)% (Continued)
	INDUSTRIAL SUPPORT SERVICES - (0.3)%
(12,433)	VSE Corporation	$ (2,416,851)

	INSTITUTIONAL FINANCIAL SERVICES - (1.7)%
(78,502)	Coinbase Global, Inc., Class A	(11,481,702)
(40,800)	Galaxy Digital, Inc., Class A	(857,208)
(25,350)	Interactive Brokers Group, Inc., Class A	(2,230,546)
		(14,569,456)
	LEISURE PRODUCTS - (0.4)%
(31,392)	Acushnet Holdings Corporation	(3,179,068)

	MACHINERY - (2.0)%
(28,095)	Kadant, Inc.	(8,639,213)
(199,927)	Symbotic, Inc.	(8,606,857)
		(17,246,070)
	MEDICAL EQUIPMENT & DEVICES - (1.9)%
(89,998)	Establishment Labs Holdings, Inc.	(8,328,415)
(20,971)	Guardant Health, Inc.	(3,397,093)
(53,237)	Twist Bioscience Corporation	(4,873,847)
		(16,599,355)
	REAL ESTATE INVESTMENT TRUSTS - (2.8)%
(36,156)	Agree Realty Corporation	(2,812,937)
(2,669)	Equinix, Inc.	(2,720,458)
(86,127)	Iron Mountain, Inc.	(10,535,055)
(73,274)	Macerich Company (The)	(1,893,400)
(55,975)	Omega Healthcare Investors, Inc.	(2,834,014)
(12,233)	Simon Property Group, Inc.	(2,805,883)
		(23,601,747)
	RETAIL - DISCRETIONARY - (0.5)%
(12,018)	Freshpet, Inc.	(715,552)
(15,978)	Williams-Sonoma, Inc.	(3,653,529)
		(4,369,081)
	SEMICONDUCTORS - (12.3)%
(29,964)	Advanced Micro Devices, Inc.	(14,267,359)
(42,746)	Aehr Test Systems	(3,418,825)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026
Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (82.2)% (Continued)
	SEMICONDUCTORS - (12.3%) (Continued)
(88,396)	Allegro MicroSystems, Inc.	$ (3,668,434)
(60,153)	ARM Holdings PLC - ADR	(14,418,072)
(44,064)	Astera Labs, Inc.	(13,714,039)
(24,099)	Lattice Semiconductor Corporation	(2,994,783)
(3,056)	MACOM Technology Solutions Holdings, Inc.	(768,401)
(25,294)	MaxLinear, Inc., Class A	(1,690,145)
(5,607)	Nova Ltd.	(2,191,608)
(93,744)	NVIDIA Corporation	(18,819,108)
(14,823)	Power Integrations, Inc.	(899,905)
(1,490)	SiTime Corporation	(797,448)
(112,778)	Technoprobe SpA	(3,603,588)
(15,051)	Teradyne, Inc.	(5,534,102)
(66,491)	Texas Instruments, Inc.	(18,334,228)
		(105,120,045)
	SOFTWARE - (11.7)%
(5,484)	Cadence Design Systems, Inc.	(1,864,670)
(20,982)	Cloudflare, Inc., Class A	(5,853,558)
(17,175)	CoreWeave, Inc., Class A	(1,232,650)
(99,659)	Crowdstrike Holdings, Inc., Class A	(19,020,917)
(73,255)	Fortinet, Inc.	(11,863,647)
(111,173)	IonQ, Inc.	(4,051,144)
(40,061)	Palantir Technologies, Inc., Class A	(4,929,907)
(56,989)	Palo Alto Networks, Inc.	(18,910,660)
(131,628)	Pro Medicus Ltd.	(15,035,123)
(58,673)	Snowflake, Inc., Class A	(17,207,617)
		(99,969,893)
	STEEL - (0.8)%
(13,111)	Carpenter Technology Corporation	(6,813,262)

	TECHNOLOGY HARDWARE - (12.4)%
(53,440)	Arista Networks, Inc.	(9,637,904)
(23,293)	Benchmark Electronics, Inc.	(1,858,083)
(34,454)	Ciena Corporation	(12,990,881)
(62,181)	Credo Technology Group Holding Ltd.	(12,870,845)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026
Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (82.2)% (Continued)
	TECHNOLOGY HARDWARE - (12.4)% (Continued)
(214,652)	D-Wave Quantum, Inc.	$ (3,880,908)
(19,952)	Flex Ltd.	(2,269,540)
(5,978)	Jabil, Inc.	(1,883,369)
(20,566)	Lumentum Holdings, Inc.	(14,682,890)
(259,529)	Rigetti Computing, Inc.	(3,879,958)
(16,971)	Seagate Technology Holdings PLC	(14,529,382)
(59,019)	TTM Technologies, Inc.	(6,813,153)
(31,710)	Vicor Corporation	(6,575,703)
(26,584)	Western Digital Corporation	(14,484,027)
		(106,356,643)
	TECHNOLOGY SERVICES - (0.1)%
(10,580)	Hut 8 Corporation	(1,138,725)

	TRANSPORTATION & LOGISTICS - (3.9)%
(81,650)	Old Dominion Freight Line, Inc.	(17,321,231)
(19,624)	Saia, Inc.	(6,821,891)
(46,678)	XPO, Inc.	(9,380,878)
		(33,524,000)
	EXCHANGE-TRADED FUNDS SOLD SHORT — (7.4)%
	EQUITY - (7.4)%
(27,477)	Invesco QQQ Trust Series 1 ETF	(18,903,901)
(202,128)	iShares Expanded Tech-Software Sector ETF	(19,117,266)
(12,958)	iShares Semiconductor ETF	(6,542,365)
(25,271)	State Street SPDR S&P 500 ETF Trust	(18,878,195)
		(63,441,727)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $811,292,729)	$ (765,961,776)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2026

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
SpA	- Società per Azioni

(a)	All or a portion of the security is segregated as collateral for short sales.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The fair value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the total market value of 144A securities is 4,041,378 or 0.5% of net assets.
(f)	Rate disclosed is the seven day effective yield as of July 31, 2026.